File No. 333-105310

                     As filed with the SEC on June 13, 2003
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                          Pre-Effective Amendment No. 2
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                              VISION GROUP OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                            Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                           Washington, D.C. 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of
  Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.





                                     Part C

                                OTHER INFORMATION

Item 15. Indemnification

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Registrant's officers and Trustees are also entitled to purchase with Trust property coverage under an Errors & Omissions Policy pursuant to
          Section 7 of Article VII of the Declaration of Trust.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

          Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
          (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits

(1) (a) Conformed copy of Agreement and Declaration of Trust of Vision Group of Funds, a Delaware Business Trust (reorganization of Registrant); (33)

     (b) Conformed copy of Amendment No. 1 to Agreement and Declaration of Trust of Vision Group of Funds; (36)

     (c) Conformed copy of Certificate of Trust of Vision Group of Funds, a Delaware Business Trust (reorganization of Registrant); (33)

(2) (a) Copy of By-Laws of Vision Group of Funds, a Delaware Business Trust (reorganization of Registrant); (31)

     (b)  Copy of Amendment #1 to the By-Laws of the Registrant; (37)

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Joint Proxy Statement/Prospectus.

(5) The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws:

     (a) Agreement and Declaration of Trust. See Article III, "Shares," Section 6; Article V, "Shareholders' Voting Powers and Meetings," Section 1; and Article VI, "Net Asset Value, Distributions and Redemptions,"
          Section 2.

     (b)  By-Laws.  See Article II,  "Meetings of  Shareholders,"  Section 6 and
          Section 9.

(6) (a) Conformed copy of Investment Advisory Agreement of the Registrant (11 funds) dated November 1, 2000, including Exhibits A through K and Letter Agreement, dated October 24, 2000; (34)

     (b) Conformed Copies of Exhibits L, M and N to the Investment Advisory Contract of the Registrant; (37)

     (c) Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds) dated November 1, 2000, including Exhibit A; (34)

     (d) Conformed copy of Amendment to Investment Advisory Agreement of the Registrant (2 money market funds);(36)

     (e) Conformed copy of Investment Advisory Agreement of the Registrant (5 funds) dated November 1, 2000, and Exhibits A through D; (34)

     (f) Conformed copy of Amendment to Investment Advisory Agreement of the Registrant (5 funds); (36)

     (g) Conformed copy of Sub-Advisory Agreement for the Vision Mid Cap Stock Fund (Independence Investment Associates, Inc.), dated November 1, 2000; (34)

     (h) Conformed copy of Amendment to Sub-Advisory Agreement for the Vision Mid Cap Stock Fund; (36)

     (i) Conformed copy of Sub-Advisory Agreement for the Vision Large Cap Growth Fund (Montag & Caldwell, Inc.), dated January 31, 2001; (33)

     (j) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Large Cap Growth Fund; (36)

     (k) Conformed copy of Sub-Advisory Agreement for the Vision New York Tax-Free Money Market Fund (Federated Investment Management Company), dated November 1, 2000; (34)

     (l) Conformed copy of Amendment to Sub-Advisory Agreement for Vision New York Tax-Free Money Market Fund; (36)

     (m) Conformed copy of Sub-Advisory Agreement for the Vision Small Cap Stock Fund (Mazama Capital Management, Inc.), dated July 2, 2001; (34)

     (n) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Small Cap Stock Fund; (35)

     (o) Conformed copy of Sub-Advisory Agreement for Vision Small Cap Stock Fund (LSV Asset Management), dated July 2, 2001 and Amendment; (35)

     (p) Conformed copy of Sub-Advisory Agreement for Vision International Equity Fund (UBS Global Asset Management), dated November 1, 2000 and Amendment; (36)

     (q) Conformed copy of Sub-Advisory Agreement for Vision Large Cap Growth Fund II (Montag & Caldwell, Inc.), dated March 1, 2002. (36)

(7) (a) Conformed copy of Distributor's Contract of the Registrant, dated November 1, 2000, including Exhibits A-E; (33)

     (b) Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (35)

     (c)  Conformed  copy  of  Exhibit  G  to   Distributor's   Contact  of  the
          Registrant; (36)

     (d)  Conformed  copy  of  Exhibit  H  to  Distributor's   Contract  of  the
          Registrant; (36)

     (e)  Conformed  copy  of  Exhibit  I  to  Distributor's   Contract  of  the
          Registrant; (28)

     (f) Conformed copy of Agreement for Administrative Services of the Registrant, dated November 1, 2000; (34)

     (g) Copy of Exhibit 1 to Agreement for Administrative Services of the Registrant; (36)

     (h) Conformed copy of Amendment to Agreement for Administrative Services of the Registrant; (36)

     (i) Conformed copy of Assignment of Agreement for Administrative Services of the Registrant; (36)

     (j) Form of Mutual Fund Sales and Services Agreement of the Registrant, including Exhibit; (36)

(8)  Not applicable;

(9) (a) Conformed copy of Custodian Agreement of the Registrant, dated November 8, 2000; (33)

     (b)  Copy of Schedules  A-D to the Custodian  Agreement of the  Registrant;
          (34)

(10) (a) Conformed copy of Rule 12b-1 Plan Letter Agreement, dated October 24, 2000; (33)

     (b)  Copy of Rule 12b-1 Agreement of the Registrant,  including  Exhibit A;
          (36)

     (c) Conformed copy of Rule 12b-1 Plan regarding Class A Shares and Class S Shares of the Registrant, including Exhibits A-C; (33)

     (d) Conformed copy of Exhibit D to the Rule 12b-1 Plan regarding Class A Shares and Class S Shares of the Registrant; (36)

     (e) Conformed copy of Exhibit E to the Rule 12b-1 Plan regarding Class A Shares and Class S Shares of the Registrant; (37)

     (f) Conformed copy of Rule 12b-1 Plan regarding Class B Shares of the Registrant, including Exhibit A; (33)

     (g) Conformed copy of Exhibit B to the Class B Shares Rule 12b-1 Plan of the Registrant; (36)

     (h)  Copy of Dealer (Sales) Agreement; (7)

     (i) Conformed copy of Multiple Class Plan of the Registrant, dated May 23, 2001, including Exhibits A-D; (34)

     (j) Conformed copy of Exhibit E to the Multiple Class Plan of the Registrant; (35)

     (k) Conformed copy of Amended Exhibit C to the Multiple Class Plan of the Registrant; (36)

     (l) Conformed copy of Amended Exhibit D to the Multiple Class Plan of the Registrant; (36)

(11) Form of Opinion and Consent of Counsel (Reed Smith LLP) as to the legality of the securities being registered; (38)

(12) Form of Tax Opinion of Reed Smith LLP, supporting the tax matters and consequences to shareholders for the reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Proxy Statement/Prospectus for the Reorganization; (38)

(13) (a) Conformed copy of Recordkeeping Agreement of the Registrant, including Exhibits A-C; (23)

     (b) Conformed copy of Amendment #1 to Exhibit A to the Recordkeeping Agreement of the Registrant; (28)

     (c) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement of the Registrant; (27)

     (d) Conformed copy of Agreement for Administrative Services and Transfer Agency Services of the Registrant, dated November 1, 2000; (32)

     (e) Copy of Exhibit 1 to Agreement for Administrative Services and Transfer Agency Services of the Registrant; (36)

     (f) Conformed copy of Amendment to Agreement for Administrative Services and Transfer Agency Services of the Registrant; (36)

     (g) Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated November 8, 2000. (33)

     (h) Conformed copy of Shareholder Services Agreement Letter Agreement, dated October 24, 2000; (33)

     (i) Conformed copy of Shareholder Services Agreement of the Registrant, dated November 8, 2000; (34)

     (j) Conformed copy of Exhibit A to the Shareholder Services Agreement of the Registrant; (35)

     (k) Conformed copy of Assignment of Shareholder Services Agreement of the Registrant; (36)

     (l) Conformed copy of Shareholder Services Plan of the Registrant, dated November 1, 2000. (33)

     (m) Conformed copy of Exhibit A to the Shareholder Services Plan of the Registrant; (36)

     (n) Conformed copy of Participation Agreement of the Registrant, including Exhibits A-E; (36)

     (o)  Conformed copy of Indemnification Agreement of the Registrant; (36)

(14) (a) Conformed copy of Consent of Independent Auditors for VISION Group of Funds, Ernst & Young LLP; (39)

     (b) Conformed copy of Consent of Independent Auditors for ARK Funds, KPMG LLP; (39)

(15) Not applicable;

(16) (a)  Conformed copy of Power of Attorney of the Registrant; (31)

     (b)  Conformed copy of Power of Attorney of Trustee John S. Cramer; (33)

     (c)  Conformed copy of Power of Attorney of Edward C. Gonzales; (36)

     (d)  Conformed copy of Power of Attorney of Carl W. Jordan; (36)

     (e)  Conformed copy of Power of Attorney of Charles L. Davis, Jr.; (37)

     (f)  Conformed copy of Power of Attorney of Richard J. Thomas; (37)

(17) (a)  Form of ARK Funds Proxy. (38)

     (b)  Form of VISION Funds Proxy. (38)



_________________________________________________
+     All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)

33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)

36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)

37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)

38.  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-14 filed on May 16, 2003 (File No. 333-105310)

39.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-14 filed on May 23, 2003 (File No. 333-105310)


Item 17.    Undertakings

(1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 13th day of June, 2003.


                              VISION GROUP OF FUNDS


                              By: /s/C. Grant Anderson
                              C. Grant Anderson, Secretary
                              Attorney in Fact for Edward C. Gonzales

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the dates indicated.

NAME:                         TITLE:                                DATE:


/s/ C. Grant Anderson         Attorney in Fact for              June 13, 2003
C. Grant Anderson             the Persons Listed
                              Below

Edward C. Gonzales*           Chairman


Charles L. Davis, Jr.*        Chief Executive
                              Officer
                              (Principal Executive Officer)


Carl W. Jordan*               President


Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)


Randall I. Benderson*         Trustee


Joseph J. Castiglia*          Trustee


Daniel R. Gernatt, Jr.*       Trustee


George K. Hambleton, Jr.*     Trustee


Mark J. Czarnecki*            Trustee


John S. Cramer*               Trustee


* By Power of Attorney